Redeemable Convertible Preferred Stock (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of redeemable convertible preferred stock
As of June 30, 2021 and December 31, 2020, redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

	June 30, 2021
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A	55,700,000	55,700,000	$55,700	$55,700	55,700,000
Series B	45,372,050	45,372,050	59,751	60,000	45,372,050
Series B-1	27,152,255	27,152,255	51,083	51,182	27,152,255

	128,224,305	128,224,305	$166,534	$136,882	128,224,305

	December 31, 2020
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A	55,700,000	55,700,000	$55,700	$55,700	55,700,000
Series B	45,372,050	22,686,025	29,761	30,000	22,686,025
Series B-1	27,152,255	27,152,255	51,083	51,182	27,152,255

	128,224,305	105,538,280	$136,544	$136,882	105,538,280

	December 31, 2020
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A	55,700,000	55,700,000	$55,700	$55,700	55,700,000
Series B	45,372,050	22,686,025	29,761	30,000	22,686,025
Series B-1	27,152,255	27,152,255	51,083	51,182	27,152,255

	128,224,305	105,538,280	$136,544	$136,882	105,538,280

	December 31, 2019
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A	55,700,000	55,700,000	$55,700	$55,700	55,700,000

	55,700,000	55,700,000	$55,700	$55,700	55,700,000

Summary of the Company recorded stock-based compensation expense	The Company recorded stock-based compensation expense in the following expense categories in its accompanying condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)
Research and development	$552	$230	$1,012	$449
General and administrative	644	177	1,134	366

Total	$1,196	$407	$2,146	$815

	Year Ended December 31,
	2020	2019
	(in thousands)
Research and development	$1,003	$817
General and administrative	761	877

Total	$1,764	$1,694

Summary of the stock option activity of the Company's Plan
The following table summarizes the stock option activity of the Company’s 2017 Plan for the six months ended June 30, 2021:

	Number of shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(in years)
Options outstanding as of December 31, 2020	11,952,362	$0.64	8.58	$6,625,511
Granted	8,625,312	$1.56
Exercised	(1,515,454)	$0.50
Cancelled	(158,924)	$1.22

Options outstanding as of June 30, 2021	18,903,296	$1.06	8.90	$44,555,609
Options exercisable as of June 30, 2021	3,864,800	$0.58	7.87	$10,973,189

The following table summarizes the stock option activity of the Company’s 2017 Plan as of and for the years ended December 31, 2020 and 2019:

	Number of shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(in years)
Options outstanding as of December 31, 2019	6,902,873	$0.50	8.97	$420,140
Granted	5,716,368	$0.79
Exercised	(81,870)	$0.48
Cancelled	(586,009)	$0.51

Options outstanding as of December 31, 2020	11,952,362	$0.64	8.58	$6,625,511

Options exercisable as of December 31, 2020	3,611,387	$0.51	7.65	$2,466,634